AB CORPORATE INCOME SHARES
SUMMARY INFORMATION AB CORPORATE INCOME SHARES
INVESTMENT OBJECTIVE:
The investment objective of the Fund is to earn high current income.
FEES AND EXPENSES OF THE FUND:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	AB CORPORATE INCOME SHARES AB CORPORATE INCOME SHARES
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	none
Exchange Fee	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

This table shows the fees and the Total Fund Operating Expenses of the Fund as 0.00% because the Adviser does not charge any fees or expenses and reimburses or pays for Fund operating expenses, except certain extraordinary expenses, taxes, brokerage costs and the interest on borrowings or certain leveraged transactions. PARTICIPANTS IN A WRAP FEE PROGRAM OR OTHER INVESTMENT PROGRAM ELIGIBLE TO INVEST IN THE FUND PAY FEES TO THE PROGRAM SPONSOR AND SHOULD REVIEW THE PROGRAM BROCHURE OR LITERATURE PROVIDED BY THE SPONSOR FOR A DISCUSSION OF FEES AND EXPENSES CHARGED.
Annual Fund Operating Expenses	AB CORPORATE INCOME SHARES AB CORPORATE INCOME SHARES
Management Fees	none
Other Expenses	none
Total Fund Operating Expenses	none

EXAMPLES
The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses stay the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	AB CORPORATE INCOME SHARES AB CORPORATE INCOME SHARES USD ($)
After 1 Year	none
After 3 Years	none
After 5 Years	none
After 10 Years	none

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Fund Operating Expenses or in the Examples, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 42% of the average value of its portfolio.
PRINCIPAL STRATEGIES:
The Fund invests, under normal circumstances, at least 80% of its net assets in U.S. corporate bonds. The Fund may also invest in U.S. Government securities (other than U.S. Government securities that are mortgage-backed or asset-backed securities), repurchase agreements and forward contracts relating to U.S. Government securities. The Fund normally invests all of its assets in securities that are rated, at the time of purchase, at least BBB- or the equivalent. The Fund will not invest in unrated corporate debt securities. The Fund has the flexibility to invest in long- and short-term fixed-income securities. In making decisions about whether to buy or sell securities, the Adviser will consider, among other things, the strength of certain sectors of the fixed-income market relative to others, interest rates and other general market conditions and the credit quality of individual issuers.

The Fund also may:
  invest in convertible debt securities;
  invest up to 10% of its assets in inflation-indexed securities;
  invest up to 5% of its net assets in preferred stock;
  purchase and sell interest rate futures contracts and options;
  enter into swap transactions;
  invest in zero-coupon securities and “payment-in-kind” debentures;
  make secured loans of portfolio securities; and
  invest in U.S. Dollar-denominated fixed-income securities issued by non-U.S. companies.

PRINCIPAL RISKS:
  MARKET RISK: The value of the Fund’s assets will fluctuate as the stock or bond market fluctuates. The value of the Fund’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market.
  CREDIT RISK: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Investments in fixed-income securities with lower ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations.
  INTEREST RATE RISK: Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of existing investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. The Fund may be subject to a heightened risk of rising interest rates due to the current period of historically low interest rates and the potential effect of government fiscal and central bank monetary policy initiatives, including Federal Reserve actions, and market reactions to such actions. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations.
  INFLATION RISK: This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Fund’s assets can decline as can the value of the Fund’s distributions. This risk is significantly greater for fixed-income securities with longer maturities.
  FOREIGN (NON-U.S.) RISK: Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.
  DERIVATIVES RISK: Derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Fund, and may be subject to counterparty risk to a greater degree than more traditional investments.
  MANAGEMENT RISK: The Fund is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results.
As with all investments, you may lose money by investing in the Fund.
BAR CHART AND PERFORMANCE INFORMATION:
The bar chart and performance information provide an indication of the historical risk of an investment in the Fund by showing:
  how the Fund’s performance changed from year to year over the life of the Fund; and
  how the Fund’s average annual returns for one year, five years and over the life of the Fund compare to those of a broad-based securities market index.
The Fund’s past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.
BAR CHART
Through June 30, 2015, the year-to-date unannualized return for the Fund’s shares was -0.19%.

During the period shown in the bar chart, the Fund’s: BEST QUARTER WAS UP 13.58%, 2ND QUARTER, 2009; AND WORST QUARTER WAS DOWN -7.74%, 3RD QUARTER, 2008.
PERFORMANCE TABLE AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2014)
Average Annual Total Returns - AB CORPORATE INCOME SHARES	1 YEAR	5 YEARS	SINCE INCEPTION [1]	INCEPTION DATE
AB CORPORATE INCOME SHARES	8.79%	7.19%	6.73%	Dec. 11, 2006
AB CORPORATE INCOME SHARES | Return After Taxes on Distributions	7.01%	5.43%	4.78%	Dec. 11, 2006
AB CORPORATE INCOME SHARES | Return After Taxes on Distributions and Sales of Fund Shares	4.95%	4.87%	4.43%	Dec. 11, 2006
Barclays U.S. Credit Index	7.53%	6.25%	5.91%
[1]	Inception date: 12/11/2006.